Trade receivables and unbilled revenue, net	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Trade receivables and unbilled revenue, net
7. Trade receivables and unbilled revenue, net
Trade receivables and unbilled revenue consist of the following:

	As at
	March 31,	March 31,
	2024	2023
Trade receivables and unbilled revenue*	$233,735	$214,837
Less: Allowances for ECL	(1,388)	(1,945)

Total	$232,347	$212,892

* As at March 31, 2024 and March 31, 2023 unbilled revenue includes contract assets amounting to $82 and $593, respectively.
The movement in the ECL is as follows:

	Year ended March 31,
	2024	2023	2022
Balance at the beginning of the year	$1,945	$2,398	$2,624
Charged to consolidated statement of income	1,080	439	1,504
Write-offs, net of collections	(1,063)	(402)	(1,308)
Reversals	(589)	(293)	(397)
Translation adjustment	15	(197)	(25)

Balance at the end of the year	$1,388	$1,945	$2,398